Shareholder' Equity (Tables)	6 Months Ended
Jun. 30, 2013
Equity [Abstract]
Stock option activity

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life		Aggregate Intrinsic Value
Options Outstanding - January 1, 2013	7,050,000	$0.10	1.0	years		-
Granted	—	$—
Exercised	—	—
Forfeited/expired/cancelled	—

Options Outstanding – March 31, 2013	7,050,000	$0.05	4.8 years			$0

Outstanding Exercisable – January 1, 2013	7,050,000	$0.10	4.8 years		$
Outstanding Exercisable – June 30, 2013	7,050,000	$0.05	3.4 years			$0